Segment Information	9 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segment Information

5. SEGMENT INFORMATION

The Company’s operating segments are reported in a manner consistent with the internal reporting provided to and regularly reviewed by the chief operating decision maker (“CODM”), the Chief Executive Officer (“CEO”), and are aligned to the geographical hubs that the Company operates in: Americas; Europe, Middle East, and Africa (“EMEA”); and Asia Pacific ("APAC").

Prior to fiscal year 2025, the Company's four operating segments were Americas, Europe, ASPA, and MEAI, which were reported as three reportable segments - Americas, Europe and APMA. During the first quarter of the fiscal year 2025, the Company changed the structure of its internal organization to merge the Middle East and Africa regions with the Europe operating segment to create a new operating segment, EMEA, while India was merged with the ASPA operating segment to create the new operating segment, APAC, and therefore the MEAI operating segment ceased to exist. The change was due to the operational advantages and complementary benefits between the regions. No changes were made to the composition of the Americas operating segment. As a result, starting with fiscal year 2025, the Company has three operating as well as reportable segments - Americas, EMEA and APAC. Segment information for the three and nine months ended June 30, 2024 has been conformed to the current period presentation.

Additionally, the Company continues to have Corporate / Other revenue and expenses, which primarily consists of non-core activities as well as other administrative costs that are not charged to the operating segments and foreign exchange gains and losses. The CODM uses the measure of adjusted EBITDA to assess operating segments’ performance to make decisions regarding the allocation of resources.

The adjustments to EBITDA relate to foreign exchange gains and losses, initial public offering ("IPO")-related costs, secondary offering related costs and share-based compensation.

Assets and liabilities are neither reported nor reviewed by the CODM at the operating segment level.

	Three months ended June 30, 2025
	Americas	EMEA	APAC	Total Reportable Segments	Corporate / Other	Total
Revenue	312,266	258,603	63,178	634,047	995	635,042
Adjusted EBITDA	109,459	97,565	20,184	227,208	(8,938)	218,270
Foreign exchange gain						9,507
Secondary offering related costs						(1,546)
EBITDA						226,231
Depreciation and amortization						(28,250)
Finance cost, net						(18,302)
Profit before tax						179,679

	Three months ended June 30, 2024
	Americas	EMEA	APAC	Total Reportable Segments	Corporate / Other	Total
Revenue	282,865	229,048	52,044	563,957	801	564,758
Adjusted EBITDA	89,922	88,232	18,126	196,280	(9,951)	186,329
Foreign exchange loss						(4,157)
Secondary offering related costs						(1,890)
EBITDA						180,282
Depreciation and amortization						(24,809)
Finance cost, net						(44,578)
Profit before tax						110,895

	Nine months ended June 30, 2025
	Americas	EMEA	APAC	Total Reportable Segments	Corporate / Other	Total
Revenue	835,490	574,207	158,101	1,567,798	3,293	1,571,091
Adjusted EBITDA	288,710	205,413	51,693	545,816	(25,388)	520,428
Foreign exchange gain						206
Secondary offering related costs						(1,546)
EBITDA						519,088
Depreciation and amortization						(81,754)
Finance cost, net						(68,692)
Profit before tax						368,642

	Nine months ended June 30, 2024
	Americas	EMEA	APAC	Total Reportable Segments	Corporate / Other	Total
Revenue	718,364	506,095	120,860	1,345,319	3,607	1,348,926
Adjusted EBITDA	234,573	175,387	38,977	448,937	(18,956)	429,981
Foreign exchange loss						(21,295)
IPO-related costs						(7,459)
Share-based compensation expenses						(3,591)
Secondary offering related costs						(1,890)
EBITDA						395,746
Depreciation and amortization						(72,193)
Finance cost, net						(108,017)
Profit before tax						215,536